Long-term Debt - Narrative (Q3) (Details)					9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Feb. 14, 2022 USD ($)	Jul. 29, 2021 USD ($)	Apr. 30, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 15, 2022 USD ($)
PNC Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 125,000,000	$ 75,000,000	$ 65,000,000
Pledged collateral				10,000,000
Proceeds from lines of credit			16,300,000	34,600,000
PNC Loan Facility | Line of Credit
Debt Instrument [Line Items]
Proceeds from facility				34,600,000
Maximum borrowing capacity		125,000,000	$ 75,000,000	65,000,000
Pledged collateral				10,000,000
Quarterly collateral released				$ 2,500,000
Proceeds from lines of credit		16,300,000
Unamortized debt issuance costs	$ 400,000				$ 400,000
PNC Loan Facility | Line of Credit | Debt Instrument, Threshold Limit, Period One
Debt Instrument [Line Items]
Minimum funding threshold (in percent)	0.65			0.65
PNC Loan Facility | Line of Credit | Debt Instrument, Threshold Limit, Period Two
Debt Instrument [Line Items]
Minimum funding threshold (in percent)				0.75
PNC Loan Facility | Line of Credit | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread (in percent)				1.45%
Revolving Credit Facility | PNC Line of Credit | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 10,000,000		$ 5,000,000			$ 1,000,000
Bank fee (in percent)				1.65%
Unused line fee (in percent)				0.20%
Proceeds from lines of credit					$ 0	$ 0
Revolving Credit Facility | PNC Line of Credit | Line of Credit | London Interbank Offered Rate (LIBOR) 1
Debt Instrument [Line Items]
Basis spread (in percent)				1.65%
Revolving Credit Facility | PNC Line of Credit | Line of Credit | Alternate Base Rate
Debt Instrument [Line Items]
Basis spread (in percent)				0.65%
Revolving Credit Facility | PNC Line of Credit | Line of Credit | Bloomberg Short-Term Bank Yield Index
Debt Instrument [Line Items]
Basis spread (in percent)		1.65%